KSOP Plan:	3 Months Ended
Mar. 31, 2020
KSOP Plan: [Abstract]
KSOP Plan:

Note 8.      KSOP Plan:

The KSOP Plan, adopted in 1990 for retirement benefits of employees, is comprised of two parts, (1) a salary reduction component, and a 401(k) which includes provisions for discretionary contributions by us, and (2) an employee share ownership component, or ESOP. Allocation of Class A common shares or cash to participants' accounts, subject to certain limitations, is at the discretion of the Board. There have been no Class A common shares allocated to the KSOP Plan since 2011. Cash contributions for plan year 2019 were approximately $171,000. As of March 31, 2020, no contributions by the Company had been made for plan year 2020.